Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.9%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$4,500	$ 5,185,742
		$ 5,185,742
Cogeneration — 0.3%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(1)	$1,323	$ 582,311
		$ 582,311
Education — 14.0%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), (SPA: Bank of New York Mellon), 3.40%, 12/1/37(2)	$3,440	$ 3,440,000
Allegheny County Higher Education Building Authority, PA, (Duquesne University):
4.50%, 3/1/50	1,390	1,352,025
5.00%, 3/1/45	2,000	2,127,905
Bethlehem Redevelopment Authority, PA, (Moravian University), 5.25%, 10/1/49	1,600	1,603,748
Bucks County Industrial Development Authority, PA, (George School):
3.00%, 9/15/38	825	734,246
3.75%, 9/15/43	615	589,881
Delaware County Authority, PA, (Haverford College), 5.00%, 10/1/42	1,075	1,085,305
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School), 4.00%, 6/1/57	3,445	2,699,664
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54	2,690	2,428,827
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 4.00%, 12/1/48	2,260	2,086,660
Pennsylvania State University, 5.00%, 9/1/49	2,790	2,860,858
Scranton-Lackawanna Health and Welfare Authority, PA, (University of Scranton):
5.00%, 11/1/33	145	160,527
5.00%, 11/1/37	1,810	2,011,114
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 5/1/45	220	227,266
University of Pittsburgh, PA, 4.00%, 9/15/44	1,455	1,402,348
		$ 24,810,374
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 3.0%
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/47	$3,000	$ 3,026,939
5.25%, 8/1/49	2,095	2,201,587
		$ 5,228,526
General Obligations — 15.6%
Abington Heights School District, PA, 5.25%, 9/1/50	$885	$ 923,091
Allegheny County, PA, 5.00%, 11/1/43	1,690	1,744,984
Bethel Park School District, PA:
5.00%, 8/1/46(3)	350	368,325
5.25%, 8/1/43	2,050	2,256,337
Canon McMillan School District, PA, 5.25%, 12/1/50	1,865	1,966,240
Central Dauphin School District, PA, 5.00%, 2/1/43	1,125	1,201,057
Chester County, PA:
5.00%, 7/15/34	825	938,578
5.00%, 7/15/35	650	733,449
Cornwall-Lebanon School District, PA, 4.00%, 2/15/47	1,070	1,021,389
Delaware County, PA:
5.00%, 8/1/43	1,250	1,372,146
5.00%, 8/1/45	1,005	1,086,568
Ephrata Area School District, PA, 5.00%, 3/1/37	1,200	1,318,202
Haverford Township School District, PA, 5.00%, 3/15/44	440	466,005
Methacton School District, PA, 5.25%, 7/15/48	70	73,397
Moon Area School District, PA, 5.00%, 5/15/47	1,280	1,321,681
Muhlenberg School District, PA:
5.00%, 5/15/49	1,000	1,029,122
5.00%, 5/15/50	700	723,525
5.00%, 5/15/55	875	899,000
Norristown Area School District, PA:
5.00%, 10/1/43	1,000	1,065,137
5.00%, 10/1/44	1,175	1,242,092
Northampton County, PA, 5.00%, 10/1/41	560	608,736
Parkland School District, PA, 5.00%, 2/1/49	1,100	1,139,251
Pennsbury School District, PA, 5.00%, 8/1/46	200	210,756
Philadelphia, PA, 5.25%, 8/1/44	450	498,654
Pocono, PA, 5.00%, 6/1/51	275	282,322
Puerto Rico:
5.625%, 7/1/29	500	526,475
5.75%, 7/1/31	750	811,211
Wilson School District, PA, 5.00%, 5/15/42	1,745	1,880,313
		$ 27,708,043

Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 9.5%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group):
4.00%, 4/1/44	$1,750	$ 1,620,515
5.00%, 4/1/47	1,405	1,414,075
Centre County Hospital Authority, PA, (Mount Nittany Medical Center), Series 2018A, 4.00%, 11/15/47	500	446,791
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 10/1/42	1,265	1,208,682
Geisinger Authority, PA, (Geisinger Health System), 5.00%, 2/15/45	200	201,238
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	2,000	1,713,379
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	1,675	1,669,183
Pennsylvania Economic Development Financing Authority, (UPMC):
4.00%, 11/15/47	1,975	1,759,727
4.00%, 5/15/53	1,000	854,769
5.00%, 3/15/43	1,000	1,068,370
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/49	2,000	1,787,409
Philadelphia Authority for Industrial Development, PA, (Children's Hospital of Philadelphia), 4.00%, 7/1/49	1,900	1,744,417
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	1,500	1,338,475
		$ 16,827,030
Housing — 3.9%
Pennsylvania Housing Finance Agency, (Darby Townhouses), (FNMA), 4.90%, 6/1/41	$641	$ 656,270
Pennsylvania Housing Finance Agency, SFMR:
2.50%, 10/1/45	1,350	1,022,536
3.50%, 10/1/36	990	989,971
Social Bonds, 4.40%, 10/1/38	1,000	1,023,189
Social Bonds, 5.00%, 10/1/50	690	699,676
Social Bonds, 5.15%, 10/1/45	945	974,737
Social Bonds, 5.45%, 4/1/51	1,500	1,551,150
		$ 6,917,529
Industrial Development Revenue — 0.8%
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	$730	$ 688,975
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(4)	$1,000	$ 772,807
		$ 1,461,782
Insured - Education — 0.3%
State Public School Building Authority, PA, (Delaware County Community College), (BAM), 4.125%, 10/1/48	$635	$ 582,599
		$ 582,599
Insured - Electric Utilities — 0.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,130	$ 1,132,389
		$ 1,132,389
Insured - General Obligations — 5.4%
Bristol Township School District, PA, (BAM), 5.00%, 6/1/47	$2,775	$ 2,891,130
Hanover Area School District, PA:
(BAM), 5.00%, 6/1/41	220	238,165
(BAM), 5.00%, 6/1/42	250	268,734
(BAM), 5.00%, 6/1/43	250	266,788
Hopewell School District, PA, (AG), 0.00%, 9/1/26	705	697,209
Keystone Oaks School District, PA:
(BAM), 4.50%, 9/1/51	125	125,571
(BAM), 5.00%, 9/1/46	250	264,933
Lower Dauphin School District, PA, (BAM), 5.00%, 9/15/50	1,250	1,287,506
Middletown Area School District, PA, (BAM), 5.00%, 3/1/45	1,110	1,160,791
Northern Lebanon School District, PA, (BAM), 3.00%, 9/1/42	2,125	1,807,682
Steel Valley School District, PA, (BAM), 4.50%, 11/1/51	645	625,399
		$ 9,633,908
Insured - Hospital — 1.0%
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AG), 4.25%, 11/1/51	$1,900	$ 1,743,939
		$ 1,743,939
Insured - Housing — 1.3%
Chester County Industrial Development Authority, PA, (University Student Housing LLC), (BAM), 4.00%, 8/1/48	$2,500	$ 2,253,865
		$ 2,253,865

Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 6.1%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 5.25%, 1/1/44	$4,765	$ 5,111,241
(AG), (AMT), 5.50%, 1/1/41	935	1,023,112
(AG), (AMT), 5.50%, 1/1/42	825	898,116
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AG), (AMT), 5.50%, 6/30/42	1,500	1,627,407
Pennsylvania Turnpike Commission, (AG), 6.375%, 12/1/38	2,000	2,092,002
		$ 10,751,878
Insured - Water and Sewer — 5.8%
Bucks County Water and Sewer Authority, PA, (AG), 4.25%, 12/1/47	$690	$ 686,139
Canonsburg-Houston Joint Authority, PA, (AG), 5.00%, 12/1/40	1,300	1,412,044
Erie Sewer Authority, PA, (BAM), 5.00%, 12/1/46	1,700	1,749,525
Pittsburgh Water and Sewer Authority, PA, (AG), 5.50%, 9/1/47	3,670	3,935,158
Tamaqua Borough Authority, PA, (AG), 4.00%, 11/15/44	1,245	1,210,972
Westmoreland County Municipal Authority, PA, (AG), 5.00%, 8/15/45	1,250	1,334,281
		$ 10,328,119
Lease Revenue/Certificates of Participation — 3.4%
Commonwealth Financing Authority, PA, 5.00%, 6/1/35	$2,950	$ 3,049,011
Pennsylvania Economic Development Financing Authority, (Pennsylvania Rapid Bridge Replacement), 5.00%, 12/31/34	2,920	2,924,872
		$ 5,973,883
Senior Living/Life Care — 7.8%
Adams County General Authority, PA, (The Brethren Home Community), 5.00%, 6/1/54	$2,200	$ 2,119,895
Chester County Health and Education Facilities Authority, PA, (Tel Hai Retirement Community), 5.125%, 6/1/46	1,000	1,024,557
Cumberland County Municipal Authority, PA, (Messiah Village), 5.25%, 6/1/44	2,000	2,072,992
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	815	828,263
5.00%, 12/1/32	455	460,483
5.00%, 12/1/33	455	459,650
5.00%, 12/1/38	500	500,924
Lancaster County Hospital Authority, PA, (Brethren Village), 5.25%, 7/1/41	1,135	1,129,050
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Lancaster Municipal Authority, PA, (Garden Spot Village), 5.00%, 5/1/44	$2,120	$ 2,166,414
Lancaster Municipal Authority, PA, (Luthercare), 5.00%, 12/1/45	1,000	1,013,760
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	200	190,132
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community):
5.00%, 1/1/33	1,000	1,005,566
5.25%, 1/1/40	750	750,379
		$ 13,722,065
Special Tax Revenue — 3.8%
American Samoa Economic Development Authority:
5.00%, 9/1/35(4)	$225	$ 234,831
5.00%, 9/1/38(4)	200	204,123
Pennsylvania Turnpike Commission, 4.00%, 12/1/51	1,000	885,575
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	24	23,135
0.00%, 7/1/29	34	30,661
0.00%, 7/1/31	43	35,988
0.00%, 7/1/33	60	46,238
0.00%, 7/1/46	500	179,119
0.00%, 7/1/51	402	105,400
4.50%, 7/1/34	100	100,006
4.536%, 7/1/53	4	3,706
5.00%, 7/1/58	2,533	2,468,673
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/52	2,330	2,414,423
		$ 6,731,878
Student Loan — 0.0%†
Pennsylvania Higher Education Assistance Agency, (AMT), 5.00%, 6/1/34	$10	$ 10,651
		$ 10,651
Transportation — 8.1%
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.25%, 6/30/53	$1,000	$ 1,004,225
Pennsylvania Turnpike Commission:
4.25%, 12/1/41	1,125	1,160,902
4.25%, 12/1/44	1,300	1,322,143
5.00%, 7/15/41	1,000	1,093,964

Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Pennsylvania Turnpike Commission: (continued)
5.00%, 12/1/46	$820	$ 821,532
5.00%, 12/1/53	2,000	2,077,669
Philadelphia, PA, Airport Revenue:
5.00%, 7/1/47	25	25,184
5.25%, 7/1/44	2,570	2,820,862
(AMT), 5.00%, 7/1/33	1,000	1,079,271
(AMT), 5.00%, 7/1/51	3,000	3,022,073
		$ 14,427,825
Water and Sewer — 3.0%
Clairton Municipal Authority, PA:
4.00%, 12/1/38	$1,000	$ 985,267
4.375%, 12/1/42	1,820	1,813,210
Philadelphia, PA, Water and Wastewater Revenue, 5.50%, 6/1/47	2,365	2,527,373
		$ 5,325,850
Total Tax-Exempt Municipal Obligations (identified cost $170,194,556)		$171,340,186

Taxable Municipal Obligations — 1.7%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(1)	$729	$ 131,215
		$ 131,215
Lease Revenue/Certificates of Participation — 1.6%
Commonwealth Financing Authority, PA, 3.864%, 6/1/38	$1,500	$ 1,376,369
Philadelphia Redevelopment Authority, PA, 5.252%, 11/1/41	1,500	1,486,363
		$ 2,862,732
Total Taxable Municipal Obligations (identified cost $3,574,791)		$ 2,993,947

Short-Term Investments — 0.5%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 3.31%(5)	836,843	$ 836,927
Total Short-Term Investments (identified cost $836,927)		$ 836,927
Total Investments — 98.8% (identified cost $174,606,274)		$175,171,060
Other Assets, Less Liabilities — 1.2%		$ 2,064,622
Net Assets — 100.0%		$177,235,682
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2026.
(3)	When-issued security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $1,211,761 or 0.7% of the Fund's net assets.
(5)	The rate shown is the annualized seven-day yield as of April 30, 2026.
The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2026, 20.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 12.4% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at April 30, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$171,340,186	$ —	$171,340,186
Taxable Municipal Obligations	—	2,993,947	—	2,993,947
Short-Term Investments	836,927	—	—	836,927
Total Investments	$836,927	$174,334,133	$—	$175,171,060
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.